SEGMENT INFORMATION (Details 1) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	€ 13,378	€ 11,617
Current assets	67,483	62,923
Current financial assets	9,659	13,494
Cash and cash equivalents	49,983	40,307	€ 41,278	€ 53,808
Total Assets	80,861	74,540
EQUITY	28,698	24,220	€ 21,286	€ 24,547
NON-CURRENT LIABILITIES	2,880	5,358
CURRENT LIABILITIES	49,283	44,962
Lease obligations	1,615	1,638
Trade payables and other current liabilities	46,971	41,233
Total EQUITY AND LIABILITIES	80,861	74,540
Spain [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	611	709
Current assets	69,684	72,540
Trade receivables and other current assets	13,157	13,403
Current financial assets	40,157	46,819
Cash and cash equivalents	16,370	12,318
Total Assets	70,295	73,249
EQUITY	47,023	48,448
NON-CURRENT LIABILITIES	151
CURRENT LIABILITIES	23,121	24,801
Lease obligations	104	350
Borrowings	4,048	5,921
Trade payables and other current liabilities	18,969	18,530
Total EQUITY AND LIABILITIES	70,295	73,249
Mexico [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	16	31
Current assets	22,285	15,408
Trade receivables and other current assets	4,731	3,672
Current financial assets	3,511	2,915
Cash and cash equivalents	14,043	8,821
Total Assets	22,301	15,439
EQUITY	(19,669)	(21,134)
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	41,970	36,573
Lease obligations
Borrowings	5,074	3,329
Trade payables and other current liabilities	36,896	33,244
Total EQUITY AND LIABILITIES	22,301	15,439
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	378	80
Current assets	10,118	10,176
Trade receivables and other current assets	(1,442)	1,457
Current financial assets	2,572	2,691
Cash and cash equivalents	8,988	6,028
Total Assets	10,496	10,256
EQUITY	(12,943)	(11,467)
NON-CURRENT LIABILITIES	229	(3)
CURRENT LIABILITIES	23,210	21,726
Lease obligations	44
Borrowings	11,225	13,231
Trade payables and other current liabilities	11,941	8,495
Total EQUITY AND LIABILITIES	10,496	10,256
Supporting [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	226,009	220,495
Current assets	114,179	104,118
Trade receivables and other current assets	52,878	39,739
Current financial assets	50,689	51,209
Cash and cash equivalents	10,612	13,170
Total Assets	340,188	324,613
EQUITY	228,193	218,341
NON-CURRENT LIABILITIES	1,268	5,359
CURRENT LIABILITIES	110,727	100,913
Lease obligations	1,588	14
Borrowings	71,496	72,925
Trade payables and other current liabilities	37,643	27,974
Total EQUITY AND LIABILITIES	340,188	324,613
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	(213,636)	(209,698)
Current assets	(148,783)	(139,319)
Trade receivables and other current assets	(61,483)	(49,149)
Current financial assets	(87,270)	(90,140)
Cash and cash equivalents	(30)	(30)
Total Assets	(362,419)	(349,017)
EQUITY	(213,906)	(209,968)
NON-CURRENT LIABILITIES	1,232	2
CURRENT LIABILITIES	(149,745)	(139,051)
Lease obligations	(1,232)
Borrowings	(90,035)	(92,041)
Trade payables and other current liabilities	(58,478)	(47,010)
Total EQUITY AND LIABILITIES	(362,419)	(349,017)
Total Group [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	13,378	11,617
Current assets	67,483	62,923
Trade receivables and other current assets	7,841	9,122
Current financial assets	9,659	13,494
Cash and cash equivalents	49,983	40,307
Total Assets	80,861	74,540
EQUITY	28,698	24,220
NON-CURRENT LIABILITIES	2,880	5,358
CURRENT LIABILITIES	49,283	44,962
Lease obligations	504	364
Borrowings	1,808	3,365
Trade payables and other current liabilities	46,971	41,233
Total EQUITY AND LIABILITIES	€ 80,861	€ 74,540